Derivative Financial Instruments (BS Offsetting) (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Asset, Fair Value, Amount Offset Against Collateral [Abstract]
Cash collateral received		$ (755)
Derivative Assets [Abstract]
Gross amounts offset in the statement of financial position	(111,458)
Derivative Assets	153,880
Derivative Asset, Fair Value, Net [Abstract]
Gross amounts of recognized assets		473,374
Deriviative Contract [Member]
Derivative Asset, Fair Value, Amount Offset Against Collateral [Abstract]
Cash collateral received	(360)
Derivative Assets [Abstract]
Gross amounts offset in the statement of financial position		(101,620)
Gross amounts not offset in the statement of financial position - financial instruments	(35,205)	(62,409)
Derivative Assets		308,590
Derivative Asset, Fair Value, Net [Abstract]
Gross amounts of recognized assets	300,903
Net amounts of assets presented in the statement of financial position	189,445	371,754
Derivative Liability, Fair Value, Amount Offset Against Collateral [Abstract]
Cash collateral given	290	(455)
Derivative Liabilities [Abstract]
Gross amounts offset in the statement of financial position	(76,539)	(85,667)
Gross amounts not offset in the statement of financial position - financial instruments	(86,204)	(97,233)
Derivative Liabilities	33,944	52,309
Derivative Liability, Fair Value, Net [Abstract]
Gross amounts of recognized liabilities	196,397	235,664
Net amounts of assets presented in the statement of financial position	$ 119,858	$ 149,997